Related Party Transactions and Arrangements (Summary of Offering Costs Reimbursements) (Details) - American Realty Capital Retail Advisor, LLC and Realty Capital Securities LLC - Advisor and Former Dealer Manager - Fees and expense reimbursements from the Advisor and Dealer Manager - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Fees paid to related parties	$ 0	$ 0	$ 2,854
Payable	$ 0	$ 0